RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 15 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Salary and related expenses	4,461	4,079	4,429
Share-based compensation	1,634	801	663
Materials and related expenses	737	812	1,365
Depreciation	334	371	291
Subcontractors	150	340	304
IIA participation	(100)	(286)	-
Other	280	206	268
Total	7,496	6,323	7,320